Employee Benefit Plans (Details 1) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of weighted-average fair value of stock options granted
Stock options granted (in thousands)	79	32	871	138	139	1,137	924
Weighted average fair value at date of grant	$ 5.46	$ 6.42	$ 5.35	$ 6.09	$ 6.09	$ 2.88	$ 2.83